Related Party Disclosures - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stevanato Holding S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Revenues	€ 4,475
Swissfillon AG
Disclosure Of Transactions Between Related Parties [Line Items]
Revenues	565	€ 790	€ 168
Trade receivables		88
Winckler & Co. Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	352	350	499
Trade payables	29	28
Società Agricola Stella S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	99	72	83
Trade payables	54	25
Other Assets		24
SFEM Italia S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	19	19	19
Trade payables	2	2
MJB Consultants LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	57	142	150
Progenitor Capital Partners LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	67	84	89
E & FKH Ejendomme ApS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	410	399	391
Stevanato Marco
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			(282)
Piovesan Barbara
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	30	30	30
Stevanato Sergio
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			98
Studio Legale Spinazzi Azzarita Troi
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	578	536	294
Trade payables	151
Federici William
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	69
Fondazione Stevanato
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	180	€ 155	€ 130
C.T.S. Studio AS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	20
Trade payables	2
Incog Biopharma Services Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Revenues	671
Trade receivables	€ 393